Significant accounting policies and changes (Details)	12 Months Ended
Dec. 31, 2022
Computer Hardware (Including Survey Equipment)
Annual Rates And Methods Of Depriciation	30% declining balance
Furniture and Other Equipment
Annual Rates And Methods Of Depriciation	20% declining balance
Leasehold Improvements
Annual Rates And Methods Of Depriciation	10% declining balance
Aircraft
Annual Rates And Methods Of Depriciation	10% declining balance